LEASES (Tables)	12 Months Ended
Aug. 31, 2020
LEASES
Schedule of supplemental balance sheet information related to the operating leases

As of August 31, 2020
RMB
ROU assets	1,964,686
Operating lease liabilities—current	210,082
Operating lease liabilities—non - current	1,802,544
Weighted-average remaining lease term	15.91 years
Weight-average discount rate	4.31%

Schedule of components of lease costs of these operating leases

For the Year Ended August 31, 2020
RMB
Operating lease cost for fixed payments	221,337
Short - term lease costs	53,421
Variable lease costs	(2,719)
Total lease costs	272,039

Schedule of supplemental cash flow information related to the operating leases

For the Year Ended August 31, 2020
RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	194,524
Supplemental noncash information:
ROU assets obtained in exchange for new operating lease liabilities	75,752
Decrease of ROU assets for early terminations	(14,019)

Schedule of maturities of the operating lease liabilities

Operating leases
Fiscal year ending
August 2021	211,907
August 2022	205,739
August 2023	179,975
August 2024	178,055
August 2025	166,317
August 2026 and thereafter	1,857,135
Total future undiscounted lease payments	2,799,128
Less : imputed interest	786,502
Total present value of operating lease liabilities	2,012,626

Schedule of future minimum lease payments under the Group's non-cancelable operating lease agreements based on ASC 840

RMB
Fiscal year ending:
August 2020	194,285
August 2021	185,839
August 2022	179,723
August 2023	158,329
August 2024	158,339
August 2025 and thereafter	2,030,659
2,907,174